Additional Information - Condensed Financial Statements (Condensed Balance Sheets) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Shanda Games [Member] USD ($)	Dec. 31, 2014 Shanda Games [Member] CNY	Dec. 31, 2013 Shanda Games [Member] USD ($)	Dec. 31, 2013 Shanda Games [Member] CNY	Dec. 31, 2012 Shanda Games [Member] CNY	Dec. 31, 2011 Shanda Games [Member] CNY
ASSETS
Cash and cash equivalents	$ 128,532	797,487	$ 141,446	877,613	2,132,374	1,895,795	$ 650	4,033	$ 3,084	19,138	130,506	29,127
Prepayments and other current assets	45,582	282,838		237,937			2,260	14,005		4,607
Other receivables due from related parties	0	0		71,198			95,650	593,469		2,376
Investment in subsidiaries							818,206	5,076,638		5,579,664
Total assets	587,863	3,647,460		5,127,433			916,766	5,688,146		5,605,785
LIABILITIES
Other payables and accruals	56,445	350,230		444,051			94	563		823
Other payables due to related parties							614,395	3,812,078		5,005,298
Dividends payable	255	1,585		4,704			255	1,585		4,704
Current liabilities	170,428	1,057,451		3,733,356			614,744	3,814,226		5,010,825
Long-term liabilities:
Long term payables due to related parties within Shanda Games							41,904	260,000		0
Total liabilities	281,855	1,748,812		4,208,135			656,648	4,074,226		5,010,825
Shareholders' Equity
Class A ordinary shares (US$0.01 par value, 16,000,000,000 shares authorized, 127,521,446 and 440,313,944 issued and outstanding as of December 31, 2013 and 2014)	5,217	32,367		9,523			5,217	32,367		9,523
Class B ordinary shares (US$0.01 par value, 4,000,000,000 shares authorized, 409,087,000 and 97,518,374 issued and outstanding as of December 31, 2013 and 2014)	1,149	7,127		29,896			1,149	7,127		29,896
Additional paid-in capital	2,479	15,381		9,491			2,479	15,381		9,491
Accumulated other comprehensive loss	(7,846)	(48,684)		(24,313)			(7,846)	(48,684)		(24,323)
Retained earnings							259,119	1,607,728		570,363
Total Shanda Games Limited shareholders' equity	260,118	1,613,919		594,960			260,118	1,613,919		594,960
Total liabilities and equity	$ 587,863	3,647,460		5,127,433			$ 916,766	5,688,146		5,605,785